Franklin Templeton Investments

One Franklin Parkway

San Mateo, CA 94403-1906

January 11, 2016

VIA EDGAR  TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Managed Trust – Form N-14

File Nos. 033-09994 and 811-04894

Dear Sir or Madam:

            In connection with the registration by Franklin Managed Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”).  This Registration Statement is being filed to register Class A, Class C, Class R, Class R6 and Advisor Class shares of the Franklin Rising Dividends Fund (the “Rising Dividends Fund”), a series of the Registrant, that will be issued to shareholders of the Franklin Large Cap Value Fund (the “Large Cap Fund”), a series of Franklin Value Investors Trust, in connection with a transfer of substantially all of the assets of the Large Cap Fund to the Rising Dividends Fund, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Large Cap Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on February 11, 2016. Upon effectiveness, the Registrant intends to make a 485(b) amendment to the Registration Statement in order to provide information as of the Record Date, to incorporate by reference information from the Form N-1A annual update that will be filed on or about February 1, 2016 by the Registrant on behalf of the Rising Dividends Fund, and to make other non-material changes.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (650) 312-2018, or in my absence, please contact Claudia de Alba at (212) 632-3023.

Very truly yours,

/s/ Steven J. Gray

Steven J. Gray, Esq.

Vice President and Secretary of the Registrant